Deposits from customers (Tables)	12 Months Ended
Dec. 31, 2018
Deposits from customers (Tables) [Abstract]
Composition by nature

Composition by nature

	R$ thousand
	On December 31
	2018	2017
Demand deposits	34,178,563	33,058,324
Savings deposits	111,170,912	103,332,697
Time deposits	195,398,721	125,617,424
Total	340,748,196	262,008,445